Fair value measurement - Summary of Valuation Inputs To The Fair Value of Purchase Options (Detail) - Purchase Options [Member]	Dec. 31, 2021 Customers
Spot Price Per Share [Member] | Unlisted Software Company [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	392
Spot Price Per Share [Member] | Mega E [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	397,000
Historical volatility for shares, measurement input [member] | Unlisted Software Company [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	15
Historical volatility for shares, measurement input [member] | Mega E [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	92